Deferred income for government grants (Tables)	12 Months Ended
Dec. 31, 2025
Accruals And Deferred Income 1 [Abstract]
Summary of Changes in the Carrying Amount of Deferred income for government grants

Changes in the carrying amount of deferred income for government grants for the years ended December 31, 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Balance at beginning of year	11,036	13,135
Additions	398	88
Credit to profit or loss	(1,451)	(2,187)
Balance at end of year	9,983	11,036